Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Operating Leases, Future Minimum Payments Due [Abstract]
2012		$ 51,600,000
2013		40,000,000
2014		30,900,000
2015		25,100,000
2016		20,300,000
Thereafter		64,300,000
Total minimum payments		232,200,000
Minimum term on operating leases		1
Maximum term of operating leases		37
Total lease and rental expenses		149,700,000	64,200,000	55,200,000
Directors' Unit Appreciation Rights Plan [Abstract]
Number of common unit appreciation rights granted to each non-employee director on April 1, 2003.		7,500
Number of additional common unit appreciation rights granted to each non-employee director on January 21, 2004.		10,000
Days in which cash payment will be made upon the exercise of common unit appreciation rights		30
Vesting period for common unit appreciation rights (in months)		6
Maximum term of common unit appreciation rights ( in years)		10
Common unit appreciation rights granted, vested and outstanding at end of period			17,500
Price at which Mr. Gaylord's estate exercised unit appreciation rights				$ 53.75
Cash received by Mr. Gaylord's estate for exercised unit appreciation rights				179,275
Price at which Mr. Waughtal exercised his unit appreciation rights		$ 81.86
Cash received by Mr. Waughtal for exercised unit appreciation rights		671,200
Common Unit Compensation Plan [Abstract]
Period for which the common units are subject to forfeiture restrictions, in months		6
Number of common units rounded down to when calculating the number of units to be issued upon election		50
Number of equal installments in which cash payments are made for compensation awarded under the plan		4
Contingent Debt Obligations [Line Items]
Face amount of letter of credit		230,300,000
Share of investee's earnings		224,400,000	135,500,000	91,200,000
Increase in rent expense related to right of way liabilities		69,700,000
Fayetteville Express Pipeline LLC [Member] | Fixed Rate Senior Notes [Member]
Contingent Debt Obligations [Line Items]
Amount outstanding		600,000,000
Maturity Date		Jul. 28, 2012
Fayetteville Express Pipeline LLC [Member] | Line of Credit [Member]
Contingent Debt Obligations [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		50,000,000
Maturity Date		Jul. 28, 2015
Credit facility maximum borrowing capacity, before amendment		1,100,000
Cortez Pipeline Company [Member]
Contingent Debt Obligations [Line Items]
Amount outstanding		138,500,000
Total amount of guaranteed borrowings		80,000,000
Cortez Pipeline Company [Member] | Fixed Rate Series D Notes [Member]
Contingent Debt Obligations [Line Items]
Amount outstanding		21,400,000
Average interest rate per annum		7.14%
Maturity Date		May 15, 2013
Cortez Pipeline Company [Member] | Variable Rate Series E Notes [Member]
Contingent Debt Obligations [Line Items]
Amount outstanding		100,000,000
Maturity Date		Dec. 11, 2012
Cortez Pipeline Company [Member] | Line of Credit [Member]
Contingent Debt Obligations [Line Items]
Amount outstanding		17,100,000
Line of Credit Facility, Maximum Borrowing Capacity		40,000,000
Maturity Date		Dec. 11, 2012
Cortez Pipeline Company [Member] | Letters of Credit [Member]
Contingent Debt Obligations [Line Items]
Face amount of letter of credit		10,700,000
Midcontinent Express Pipeline LLC [Member] | Line of Credit [Member]
Contingent Debt Obligations [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		75,000,000
Credit facility maximum borrowing capacity, before amendment		175,400,000
Date of credit facility amendment		Feb. 25, 2011
Nassau County, Florida Ocean Highway and Port Authority [Member]
Contingent Debt Obligations [Line Items]
Maturity Date		Dec. 01, 2020
Total amount of guaranteed borrowings		16,700,000
Original length of bond indenture secured by letter of credit (in years)		30
Common Unit Compensation Plan [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of non-employee directors granted awards under the plan		3	3	3	3
Total compensation awarded for the fiscal year	180,000	180,000	160,000	160,000
Common Unit Compensation Plan [Member] | Mr. Lawrence [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Total units issued		2,450	2,450	3,200
The value of compensation taken in the form of common units		176,964	159,495	159,136
The value of compensation taken in the form of cash		1,518		864
Common Unit Compensation Plan [Member] | Mr. Gardner [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
The value of compensation taken in the form of cash		$ 90,000